17. INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance		R$ 3,997,865
Transfer to held-for-sale assets		(810,090)
Balance		3,697,821	R$ 3,997,865
Intangibles in progress [member]
Disclosure of detailed information about intangible assets [line items]
Balance		12,364
Balance		9,111	12,364
Data processing systems [member]
Disclosure of detailed information about intangible assets [line items]
Balance		902,256
Balance		R$ 517,023	902,256
Annual amortization rate (average)		20.00%
Regulatory licenses [member]
Disclosure of detailed information about intangible assets [line items]
Balance		R$ 2,967,706
Balance		R$ 2,979,314	2,967,706
Annual amortization rate (average)		20.00%
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance		R$ 115,539
Balance		R$ 192,373	115,539
Annual amortization rate (average)		23.00%
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance		R$ 29,938,523	29,516,178
Additions		287,413	422,345
Write-offs		(60,216)
Transfer to held-for-sale assets	[1]	(6,994,523)
Balance		23,171,197	29,938,523
Gross carrying amount [member] | Intangibles in progress [member]
Disclosure of detailed information about intangible assets [line items]
Balance		12,364	27,195
Transfers		(261,326)	(384,526)
Additions		258,073	369,695
Balance		9,111	12,364
Gross carrying amount [member] | Data processing systems [member]
Disclosure of detailed information about intangible assets [line items]
Balance		9,400,583	8,981,694
Transfers		98,060	410,487
Additions		1,324	8,402
Write-offs		(60,216)
Transfer to held-for-sale assets	[1]	(1,971,390)
Balance		7,468,361	9,400,583
Gross carrying amount [member] | Regulatory licenses [member]
Disclosure of detailed information about intangible assets [line items]
Balance		18,602,742	18,602,742
Transfers		(117,764)
Transfer to held-for-sale assets	[1]	(3,812,085)
Balance		14,672,893	18,602,742
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance		1,922,834	1,904,547
Transfers		281,030	(25,961)
Additions		28,016	44,248
Transfer to held-for-sale assets	[1]	(1,211,048)
Balance		1,020,832	1,922,834
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Balance		(25,940,658)	(22,567,732)
Amortization expenses		(908,626)	(1,261,904)
Impairment loss expenses			(2,111,022)
Reversal of impairment loss expenses		1,129,708
Write-offs		12,191
Transfer to held-for-sale assets	[1]	6,234,009
Balance		(19,473,376)	(25,940,658)
Accumulated amortization [member] | Intangibles in progress [member]
Disclosure of detailed information about intangible assets [line items]
Balance
Amortization expenses
Transfers
Balance
Accumulated amortization [member] | Data processing systems [member]
Disclosure of detailed information about intangible assets [line items]
Balance		(8,498,327)	(8,116,461)
Amortization expenses		(322,566)	(381,874)
Transfers			8
Write-offs		12,191
Transfer to held-for-sale assets	[1]	1,857,364
Balance		(6,951,338)	(8,498,327)
Accumulated amortization [member] | Regulatory licenses [member]
Disclosure of detailed information about intangible assets [line items]
Balance		(15,635,036)	(12,751,835)
Amortization expenses		(518,590)	(772,179)
Transfers		1,974
Impairment loss expenses			(2,111,022)
Reversal of impairment loss expenses		1,129,708
Transfer to held-for-sale assets	[1]	3,328,365
Balance		(11,693,579)	(15,635,036)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Balance		(1,807,295)	(1,699,436)
Amortization expenses		(67,470)	(107,851)
Transfers		(1,974)	(8)
Transfer to held-for-sale assets	[1]	1,048,280
Balance		R$ (828,459)	R$ (1,807,295)

[1]	Represented basically by assets of the UPIs transferred to held-for-sale assets (Note 31).